Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Derivative Instrument Transactions
The amounts of transactions as of December 31, 2023, and 2022 are as follows:

	Underlying Asset	Type of Settlement	12.31.23(*)	12.31.22(*)
Currency Forward Transactions
Purchases	Foreign currency	Daily difference	652,431,194	533,067,085
Sales	Foreign currency	Daily difference	590,737,106	416,301,506
Customers´ Purchases	Foreign currency	Daily difference	84,103,301	50,021,964
Customers´ Sales	Foreign currency	Daily difference	54,639,485	244,301,445
Repurchase Transactions
Forward Purchases	Government Securities	With delivery of the underlying asset	23,566,922	—
Forward Sales	Government Securities	With delivery of the underlying asset	1,205,775,644	392,985,152
Options
Put options taken	Government Securities	With delivery of the underlying asset	2,464,070,256	781,066,913
Put options taken	Foreign currency	With delivery of the underlying asset	—	116,093,355
(*)Notional values.